Share-Based Compensation - Restricted Shares (Details) - Leju Plan - Restricted Shares - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of restricted share activity
Granted (in shares)	250,000	0	0
Outstanding at end of the year (in shares)	250,000
Weighted Average Grant-date Fair Value
Granted (in dollars per share)	$ 1.65
Outstanding at end of the year (in dollars per share)	$ 1.65
Additional disclosure
Restricted shares granted	250,000	0	0
Total grant date fair value of restricted shares vested	$ 0	$ 0	$ 2,948,837
Unrecognized compensation expense	309,375
Compensation expense	$ 103,125	$ 0	$ 666,723
Weighted-average period over which cost is expected to be recognized	2 years 3 months
Senior management Team
Additional disclosure
Compensation expense	$ 1,225,000
Number of shares, outstanding	800,000